             As filed with the Securities and Exchange
                  Commission on November 1, 2002
               Registration No. 333-82705/811-5672

               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549
                            FORM N-4
            REGISTRATION STATEMENT UNDER THE SECURITIES
             ACT OF 1933 PRE-EFFECTIVE AMENDMENT NO. ( )
             POST-EFFECTIVE AMENDMENT NO. 5          (X)
                             and/or
           REGISTRATION STATEMENT UNDER THE INVESTMENT
                  COMPANY ACT OF 1940
                  AMENDMENT NO.   101   (X)
                 (Check appropriate box or boxes)

                   WRL SERIES ANNUITY ACCOUNT
                (Exact Name of Registrant)

            WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
                          (Name of Depositor)
                          570 Carillon Parkway
                      St. Petersburg, Florida  33716
         (Address of Depositor's Principal Executive Offices)
                  (Zip Code ) Depositor's Telephone Number,
                         including Area Code:
                           (727) 299-1800

                         John K. Carter
                     Vice President and Counsel
           Western Reserve Life Assurance Co. of Ohio
                     570 Carillon Parkway
                   St. Petersburg, Florida 33716
                (Name and Address of Agent for Service)
                            Copy to:
                 Mary Jane Wilson-Bilik, Esq.
                 Sutherland Asbill & Brennan LLP
                   1275 Pennsylvania Avenue, N.W.
                    Washington, D.C. 20004-2415

Title of Securities Being Registered: Units of interest in the separate account under flexible payment deferred variable annuity contracts.

It  is  proposed  that  this  filing will  become effective
(check appropriate space)

___immediately upon filing pursuant to paragraph (b) of Rule 485 on___________, pursuant to paragraph (b) of Rule 485
X_60 days after filing pursuant to paragraph (a)of Rule 485
on _____________, pursuant to paragraph (a) of Rule 485

                            PART A

                      THE PROSPECTUS FROM
           POST-EFFECTIVE AMENDMENT NO. 4 IS INCORPORATED
                      HEREIN BY REFERENCE

2

Carrie F. BekkerWB530                                                    WRL
FREEDOM PREMIER

VARIABLE ANNUITY

Issued Through
                                           WRL SERIES
ANNUITY ACCOUNT

By
                               WESTERN RESERVE LIFE
ASSURANCE CO. OF OHIO

                       Supplement Dated _______________ to
Prospectus Dated May 1, 2002
                                    as Supplemented May 1,
2002 and November 1, 2002

Please use this supplement with the WRL
Freedom Premier prospectus dated May 1, 2002, as supplemented May 1, 2002 and November 1,
2002, Please read this supplement carefully and keep it with your May 1, 2002 prospectus, as supplemented May 1, 2002 and November 1,
2002, for future reference.

Effective ___________, we have increased the Guaranteed Minimum Income Benefit Rider charge from 0.35% to 0.45%. If you purchase this rider or if you upgrade this rider, then the new 0.45% charge will apply. However, if you have already purchased this rider and if you do not upgrade your rider, then your current Guaranteed Minimum Income Benefit
Rider charge will remain unchanged.

As a result of the Guaranteed Minimum Income
Benefit Rider charge increase, the prospectus is amended in the following respects:

SUMMARY

    Section 5. Expenses -- first sentence of eighth full paragraph on page 7:

  If you select the Guaranteed Minimum
  Income Benefit Rider, there is a current annual rider charge during the accumulation phase of 0.45% of the minimum annuitization value (not to exceed 0.50% if you upgrade the rider).

ANNUITY CONTRACT FEE TABLE

    fifth and sixth line items in the first column under Owner Transaction Expenses on page 14:

Guaranteed Minimum Income
Benefit Rider Charge During the
Accumulation Period (optional)
(5).............0.45%
Guaranteed Minimum Income Benefit
Rider Charge After Upgrade (5)  (optional)
 Current........................0.45%
 Maximum.......................0.50%

    footnote (5) on page 15 - the first six sentences are replaced with the following:

(5) This rider is optional. You may add this rider when we issue the Contract, or anytime before the annuitant's 90th birthday. If you add it, whether as a new rider or an upgrade, we will impose during the accumulation period an annual rider charge equal to 0.45% of the minimum annuitization value on each rider anniversary and pro rata on the termination date of the rider (which includes upgrades of the minimum annuitization value and Contract surrender). If you choose to upgrade the rider, the charge for the rider after the upgrade is currently 0.45%, but we reserve the right to increase the rider charge after upgrade to 0.50%. Once the rider is issued, the rider charge will not change. Keep in mind that the current rider charge (0.45%) may be higher if you upgrade the rider at a later date because we may increase the rider charge after upgrade up to the maximum (0.50%).

  The remainder of this footnote is
  unchanged.

EXAMPLES

    first paragraph on page 17:

  The expense examples reflect mortality and expense risk and administrative charges totaling 1.65% of subaccount value
  (assuming that the compounding/monthly
  step-up death benefit has been added), the $30 annual Contract charge, plus the Guaranteed Minimum Income Benefit Rider charge of 0.45% of minimum annuitization value (MAV) and the Additional Earnings
  Rider charge of 0.35% of annuity value.
  In the examples, the annual Contract
  charge of $30, the Guaranteed Minimum
  Benefit Rider charge of 0.45% and the
  Additional Earnings Rider charge of 0.35% are charged at the end of every Contract year.

    Examples table and footnotes on page 17:

                                        If you Annuitize*
                                       or Remain Invested
                    If You Surrender   in the Contract at
Subaccounts       the Contract at the    the End of the
                       End of the        Applicable Time
                    Applicable Time    Period or If You Do
                         Period         Not Surrender or
                                       Annuitize Under the
                                            Contract
<s>               <c>  <c>  <c>  <c>1  <c>  <c>  <c>  <c>1
                   1    3    5     0    1    3    5    0
                  Yea  Yea  Yea  Year  Yea  Yea  Yea  Year
                   r    rs   rs    s    r    rs   rs   s
WRL AEGON Bond     $10  $15  $20  $362  $32  $98  $16 $362
                     2    8    8                    8
WRL Aggressive     109  180  245   434   39  120  205  434
Asset Allocation
WRL Alger          106  170  228   402   36  110  188  402
Aggressive Growth
WRL American       111  186  254   449   41  126  214  449
Century
International
WRL Capital        107  173  233   412   37  113  193  412
Guardian U.S.
Equity
WRL Capital        105  169  227   399   35  109  187  399
Guardian Value
WRL Clarion Real   106  171  230   405   36  111  190  405
Estate Securities
WRL Conservative   110  182  247   437   40  122  207  437
Asset Allocation
WWRL Dreyfus Mid   106  171  230   405   36  111  190  405
Cap
WRL Federated      105  167  223   392   35  107  183  392
Growth & Income
WRL Gabelli        108  177  239   423   38  117  199  423
Global Growth
WRL GE U.S.        105  169  227   399   35  109  187  399
Equity
WRL Goldman Sachs  106  171  230   405   36  111  190  405
Growth
WRL Great          105  168  224   394   35  108  184  394
Companies -
America SM **
WRL Great          106  171  230   405   36  111  190  405
Companies -
Global2
WRL Great          106  171  229   404   36  111  189  404
Companies -
TechnologySM
WRL J.P. Morgan    105  167  223   392   35  107  183  392
Enhanced Index
WRL Janus          110  183  249   441   40  123  209  441
Balanced
WRL Janus Global   106  169  227   400   36  109  187  400
WRL Janus Growth   105  168  224   394   35  108  184  394
WRL LKCM Capital   106  171  230   405   36  111  190  405
Growth
WRL LKCM           105  168  224   394   35  108  184  394
Strategic Total
Return
WRL Moderate       110  181  246   436   40  121  206  436
Asset Allocation
WRL Moderately     109  181  245   434   39  121  205  434
Aggressive Asset
Allocation
WRL Munder Net50   106  171  230   405   36  111  190  405
WRL PBHG Mid Cap   106  171  230   405   36  111  190  405
Growth
WRL PBHG/NWQ       105  169  227   399   35  109  187  399
Value Select
WRL PIMCO Total    108  177  239   423   38  117  199  423
Return
WRL Salomon All    106  171  230   405   36  111  190  405
Cap
WRL T. Rowe Price  106  171  230   405   36  111  190  405
Dividend Growth
WRL T. Rowe Price  106  171  230   405   36  111  190  405
Small Cap
WRL Third Avenue   105  169  226   397   35  109  186  397
Value
WRL Transamerica   109  180  244   432   39  120  204  432
Convertible
Securities
WRL Transamerica   105  166  222   391   35  106  182  391
Equity
WRL Transamerica   108  177  239   423   38  117  199  423
Growth
Opportunities
WRL Transamerica   100  153  200   346   30   93  160  346
Money Market
WRL Transamerica   104  164  217   381   34  104  177  381
U.S. Government
Securities
WRL Transamerica   105  167  223   392   35  107  183  392
Value Balanced
***
WRL Value Line     106  171  230   405   36  111  190  405
Aggressive Growth
WRL Van Kampen     105  169  226   397   35  109  186  397
Emerging Growth
VIP Equity-Income  104  166  222   390   34  106  182  390
Portfolio
VIP Contrafundr    105  169  227   399   35  109  187  399
Portfolio
VIP Growth         106  169  227   400   36  109  187  400
Opportunities
Portfolio

*  You cannot annuitize your Contract before
   your Contract's fifth anniversary. If you
   select the Guaranteed Minimum Income
   Benefit Rider and you annuitize under the
   rider, you may annuitize on any rider
   anniversary.  However, if you annuitize
   under the rider before the rider (or an
   upgrade of the rider) has been in force
   for 10 years, your annuity payments will
   be reduced, and certain other limitations
   apply.
** As of April 26, 2002, the WRL C.A.S.E.
   Growth subaccount merged into the WRL
   Great Companies-America SM subaccount.
***     As of April 26, 2002, the WRL AEGON
   Balanced subaccount merged into the WRL
   Transamerica Value Balanced subaccount.

    last paragraph on page 18, second to last sentence, immediately following the Examples table and footnotes:

  The Guaranteed Minimum Income Benefit
  Rider charge has been calculated assuming a current rider charge of 0.45% of MAV and assuming a current MAV annual growth rate of 6%.

SECTION 2.  ANNUITY PAYMENTS (THE INCOME
PHASE)

    Rider Charge Before Annuitization on page 26 - the first four sentences of the first paragraph are replaced with the following:

  Prior to annuitization, a rider charge,
  currently 0.45% annually of the minimum
  annuitization value, is deducted from the annuity value on each rider anniversary and pro rata on the termination date of the rider (including Contract surrender and upgrades of the minimum annuitization value). If you choose to upgrade, the rider charge is currently 0.45%, but we reserve the right to increase the rider charge after upgrade to 0.50%.

  The remainder of this paragraph is
  unchanged.

SECTION 5.  EXPENSES

    Guaranteed Minimum Income Benefit Rider Charges on page
  39:

  During Accumulation Period. The first two sentences in the first paragraph are replaced with the following:

  Prior to annuitization, a rider charge,
  currently 0.45% annually of the minimum
  annuitization value, is deducted from the annuity value on each rider anniversary and pro rata on the termination date of the rider (including Contract surrender and upgrades of the minimum annuitization value). The rider charge after an upgrade is currently 0.45%, but we reserve the right to increase the rider charge after upgrade to 0.50%. Once the rider is issued, the rider charge will not change.
  Keep in mind that the current rider charge
  (0.45%) may be higher if you upgrade the rider at a later date because we may increase the rider charge after upgrade up to the maximum (0.50%).

  The last sentence of this paragraph is
  unchanged.

APPENDIX B - HISTORICAL PERFORMANCE DATA

    Standardized Performance Data, last paragraph immediately before Table 1, third to last sentence on page
  84:

  The optional Guaranteed Minimum Income
  Benefit Rider charge of 0.45% of minimum annuitization value ("MAV'') and the optional Additional Earnings Rider charge of 0.35% of annuity value have not been deducted.

    Non-Standardized Performance Data, last paragraph immediately before Table 3 on page 87, second to last sentence:

  The optional Guaranteed Minimum Income
  Benefit Rider charge of 0.45% of MAV and the optional Additional Earnings Rider charge of 0.35% of annuity value have not been deducted.

    Adjusted Historical Performance Data, paragraph immediately following Table 4, second to last sentence on page 90:

  The charge for the optional Guaranteed
  Minimum Income Benefit Rider--0.45% of the minimum annuitization value--and that for the Additional Earnings Rider-0.35% of annuity value--will not be deducted.

                            PART B

           THE STATEMENT OF ADDITIONAL INFORMATION FROM
          POST-EFFECTIVE AMENDMENT  NO. 4 IS INCORPORATED
                     HEREIN BY REFERENCE

WRL FREEDOM PREMIER
VARIABLE ANNUITY
Issued Through
WRL SERIES ANNUITY ACCOUNT
By
WESTERN RESERVE LIFE
ASSURANCE CO. OF OHIO


Supplement Dated _________________
to Statement of Additional Information
dated May 1, 2002 as Supplemented
May 1, 2002

Please use this supplement with the WRL Freedom
Premier statement of additional information dated
May 1, 2002, as supplemented May 1, 2002. Please read this supplement carefully and keep it with your May 1, 2002 statement of additional information, as supplemented May 1, 2002, for future reference.

Effective ___________, we have increased the Guaranteed Minimum Income Benefit Rider charge from 0.35% to 0.45%. If you purchase this rider or if you upgrade this rider, then the new 0.45% charge will apply. However, if you have already purchased this rider and if you do not upgrade your rider, then your current Guaranteed Minimum
Income Benefit Rider charge will remain unchanged.

As a result of the Guaranteed Minimum Income
Benefit Rider charge increase, the statement of additional information is amended in the following respects:

HISTORICAL PERFORMANCE DATA

Total Returns - first sentence of first paragraph after formula on page 19:

  For purposes of the total return quotations for all of the subaccounts, except the WRL
  Transamerica Money Market subaccount, the calculations take into account all current fees that are charged under the Contract to all owner accounts during the accumulation period except the 0.45% for the optional Guaranteed Minimum
  Income Benefit Rider and the 0.35% optional
  Additional Earnings Rider.

Other Performance Data - second paragraph after formula on page 19, last sentence:

  The charge for the optional Guaranteed Minimum
  Income Benefit Rider of 0.45% of the minimum annuitization value and the Additional Earnings
  Rider of 0.35% of annuity value will not be deducted.



















This Supplement must be accompanied by the WRL Freedom Premier Statement of Additional Information
Dated May 1, 2002, as supplemented May 1, 2002

WRL Series Annuity Account
                      PART C
                 OTHER INFORMATION

Item 24. Financial Statements and Exhibits

         (a)  Financial Statements

               The  financial  statements for the
               WRL  Series Annuity  Account and
               for Western  Reserve  Life
               Assurance  Co. of Ohio ("Western
               Reserve")  are included in Part B.

         (b)  Exhibits

              (1) Resolution of the Board  of Directors
	          of Western Reserve establishing
                  the separate account 1/

              (2) Not Applicable

              (3) Distribution of Contracts

                  (a)  Master Service and Distribution Compliance
                       Agreement 1/
	          (b)  Amendment to Master Service and
                       Distribution Compliance Agreement 2/
                  (c)  Form of Broker/Dealer Supervisory and
                       Service Agreement 2/
                  (d)  Principal Underwriting Agreement 2/
                  (e)  First Amendment to Principal Underwriting
                       Agreement 2/

               (4)(a)  Specimen  Flexible  Payment  Variable
                       Accumulation Deferred Annuity Contract 3/
                  (b)  Guaranteed Minimum Income Benefit Rider
                       (GIB01) 3/
                  (c)  Guaranteed Minimum Income Benefit Rider
                       (GIB02) 4/
                  (d)  Terminal Illness Rider (EA132) 3/
                  (e)  Nursing Care Facility Waiver
                       Endorsement (EA133) 3/
                  (f)  Tax-Sheltered Annuity Endorsement (EA125) 5/
                  (g)  Endorsement - Contract Loan Provisions
                       (EA126) 5/
                  (h)  Endorsement - Dollar Cost Averaging (EA134) 5/
                  (i)  Endorsement - Asset Rebalancing Program
                       (EA135) 5/
                  (j)  Additional Earnings Rider (AER01) 4/
                  (k)  Guaranteed Minimum Death Benefit
                       Endorsements (EA138A, EA139, EA139B,
                       EA140) 4/

               (5)  Application for Flexible Payment  Variable
                    Accumulation Deferred Annuity Contract 6/

               (6)(a) Second Amended Articles of Incorporation of Western Reserve 1/
                  (b) Certificate of First Amendment to Second Amended Articles of Incorporation of Western Reserve 7/
                  (c)  Amended Code of Regulations of Western
                       Reserve 1/

               (7)  Not Applicable

               (8)(a) Participation Agreements Among Variable Insurance Products Fund, Fidelity Distributors Corporation and Western
                       Reserve Life Assurance Co. of Ohio dated
                       June 14,1999 8/
                  (b)  Amendment No. 1 dated March 15, 2000 to
                       Participation Agreement -Variable
                       Insurance Products Fund 5/
                  (c) Second Amendment dated April 12, 2001 to Participation Agreement - Variable
                       Insurance Products Fund 9/
(d)  Participation Agreement Among Variable
                       Insurance Products Fund II, Fidelity
                       Distributors Corporation and Western
                       Reserve Life Assurance Co. of Ohio dated
                       June 14, 1999 8/
                  (e)  Amendment No. 1 dated March 15, 2000 to
                       Participation Agreement -Variable
                       Insurance Products Fund II 5/
                  (f) Second Amendment dated April 12, 2001 to Participation Agreement - Variable
                       Insurance Products Fund II 9/
                  (g)  Participation Agreement Among Variable
                       Insurance Products Fund III, Fidelity
                       Distributors Corporation and Western Reserve
                       Life Assurance Co. of Ohio dated
                       June 14, 1999 8/
                  (h)  Amendment No. 1 dated March 15, 2000 to
                       Participation Agreement - Variable Insurance
                       Products Fund 5/
                  (i) Second Amendment dated April 12, 2001 to Participation Agreement - Variable
                       Insurance Products Fund III 9/

               (9)  Opinion  and Consent of Thomas E. Pierpan,
                    Esq.  as  to Legality of Securities  Being
                    Registered 10/

              (10)(a)  Written Consent of Sutherland Asbill &
                       Brennan LLP 11/
                  (b)  Written Consent of Ernst & Young LLP 11/

              (11)  Not Applicable

              (12)  Not Applicable

              (13)  Schedules for Computation of Performance
                    Quotations 12/

              (14) Not Applicable


              (15) Powers of Attorney


_____________________________________
1/ This exhibit was previously filed on Post-Effective Amendment No. 11 to Form N-4 dated April 20,
     1998  (File No. 33-49556) and is incorporated
     herein by reference.
2/   This   exhibit  was  previously filed on
     Post-Effective Amendment  No. 4 to Form S-6
     dated April 21, 1999 (File No. 333-23359) and is incorporated herein by reference.
3/ This exhibit was previously filed on the Initial Registration Statement on Form N-4 dated
     July 12, 1999 (File No. 333-82705) and is
     incorporated herein by reference.
4/ This exhibit was previously filed on Post-Effective Amendment No. 3 to Form N-4 dated February 19, 2002 (File No. 333-82705) and is incorporated herein by reference.
5/ This exhibit was previously filed on Pre-Effective Amendment No. 1 to Form N-4 dated April 10, 2000
     (File No. 333-93169) and is incorporated herein by
     reference.
6/   This   exhibit was previously filed on Post-Effective
     Amendment No. 15 to Form N-4 dated April 23, 2002
     (File No. 33-49556) and is incorporated herein by reference
7/ This exhibit was previously filed on Post-Effective Amendment No. 1 to Form N-4 dated April 21, 2000
     (File No. 333-82705) and is incorporated herein by reference.
8/ This exhibit was previously filed on the Initial Registration Statement to Form S-6 dated September 23, 1999 (File No. 333-57681) and is incorporated herein by reference.
9/ This exhibit was previously filed on Post-Effective Amendment No. 16 to Form S-6 dated April 16, 2001
     (File No. 33-69138) and is incorporated herein by reference
10/ This exhibit was previously filed on Pre-Effective Amendment No. 1 to Form N-4 dated September 25, 1999 (File No. 333-82705) and is incorporated herein by reference.
11/ This exhibit was previously filed on Post-Effective Amendment No. 4 to Form N-4 dated April 23, 2002
     (File No. 333-82705) and is incorporated herein by reference.
12/  This  exhibit was previously filed on
     Post-Effective Amendment No. 28 to Form N-1A dated April 24, 1997 (File No. 33-507) and is incorporated herein by reference.


Item 25.  Directors and Officers of the Depositor

Name             Principal Business    Position
                 Address               and Offices
                                       with Depositor
Michael W. Kirby          (1)          Chairmanof the
                                       Board and Chief
                                       Executive Officer

Jerome C. Vahl            (1)          Director and President


Kevin Bachmann            (2)          Director and Vice
                                       President

Brenda K. Clancy          (1)          Director and Vice
                                       President

Paul Reaburn              (1)          Director and Vice
                                       President

Alan M. Yaeger            (2)          Executive Vice
                                       President, Actuary and
                                       Chief Financial Officer

William H. Geiger         (2)          Senior Vice President,
                                       Secretary, Corporate
                                       Counsel and Group Vice
                                       President - Compliance

Allan J. Hamilton         (2)          Vice President,
                                       Treasurer and Controller
_________________________
(1) 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001
(2) 570 Carillon Parkway, St. Petersburg, Florida  33716


Item 26.  Persons Controlled By Or Under Common Control With
The Depositor Or Registrant.
VERENIGING AEGON - Netherlands Membership Association
AEGON N.V. (Netherlands) (52.27%)
 AEGON Nederland N.V. (Netherlands) (100%)
 AEGON Nevak Holding B.V. (Netherlands)(100%)
 AEGON Derivatives N.V. (Netherlands)(100%)
 Transamerica Corporation and subsidiaries (DE) (100%)
 AEGON DMS Holding B.V. (Netherlands)(100%)
   JC Penney Financial & Marketing Services Group Ltd.
    (Korea) (100%)
   JC Penney Direct Marketing Services Japan K.K. (Japan)
     (100%)
   Canadian Premier Holdings Ltd (Canada) (100%)
     Canadian Premier Life Insurance Company (Canada) (100%)
     Legacy General Insurance Company (Canada) (100%)
   Cornerstone International Holdings Ltd (UK)(100%)
     Cornerstone International Marketing Ltd (UK) (100%)
     Stonebridge International Insurance Ltd (UK) (100%)
   JC Penney Direct Asia Pacific Pty Ltd (Australia)(100%)
     JC Penney Direct Service Asia Pacific Pty Ltd (Australia)
        (100%)
     JC Penney Insurance Marketing Asia Pacific Pty Ltd
        (Australia) (100%)
 AEGON INTERNATIONAL N.V. (Netherlands) (100%)
   The AEGON Trust - voting trust - (Advisory Board: -
       Donald J. Shepard, Joseph B. M. Streppel,
       Dennis Hersch) (DE) (100%)
     AEGON U.S. Holding Corporation (DE) (100%)
       CORPA Reinsurance Company (NY) (100%)
       AEGON Management Company (IN) (100%)
       Short Hills Management Company (NJ) (100%)
       AEGON U.S. Corporation (IA) (100%)
         Commonwealth General Corporation and
           subsidiaries (DE) (100%)
         AEGON USA, Inc. (IA) (100%)
         RCC North America LLC (DE) (100%)
           Transamerica Holding Company, L.L.C. (DE)(100%)
             Veterans Life Insurance Company (IL) (100%)
               Peoples Benefit Services, Inc. (PA)(100%)
             Transamerica Life Insurance Company (IA) (100%)
               Professional Life & Annuity Insurance Company
                 (AZ) (100%)
               AEGON Financial Services Group, Inc.
                  (MN) (100%)
                 AEGON Assignment Corporation of Kentucky (KY)
                  (100%)
                 AEGON Assignment Corporation (IL)(100%)
                 Transamerica Financial Institutions, Inc.(MN)(100%)
             AEGON Funding Corp. (DE) (100%)
             AEGON USA Investment Management, LLC (IA) (100%)
             First AUSA Life Insurance Company - insurance holding
                co. (MD) (100%)
               AUSA Life Insurance Company, Inc. - insurance(NY)(100%) United Financial Services, Inc. (MD)(100%)
               Monumental General Casualty Company (MD)(100%)
               Bankers Financial Life Insurance Company (AZ)(100%)
               The Whitestone Corporation (MD)(100%)
               Cadet Holding Corp. (IA) (100%)
               Monumental General Life Insurance Co. of Puerto
                Rico (PR) (51%)
               Iowa Fidelity Life Insurance Company (AZ)(100%) Southwest Equity Life Insurance Company (AZ)(100%)
               Life Investors Insurance Company of America
                 - insurance (IA)(100%)
                  Apple Partners of Iowa, L.L.C.  (IA)(100%)
                  Life Investors Alliance LLC (DE) (100%)
               Western Reserve Life Assurance Co. of Ohio insurance
                (OH)(100%)
                 WRL Insurance Agency, Inc.(CA)(100%)
                   WRL Insurance Agency of Alabama,Inc.(AL)(100%)
                   WRL Insurance Agency of Massachusetts,Inc.(MA)
                     (100%)
                   WRL Insurance Agency of Nevada, Inc. (NV)(100%)
                   WRL Insurance Agency of Wyoming, Inc. (WY) (100%)
                 AEGON Equity Group, Inc. (FL) (100%)
                 AEGON/Transamerica Fund Services, Inc. -
                     transfer agent (FL) (100%)
                 AEGON/Transamerica Fund Advisers, Inc. investment
                     adviser (FL) (100%)
                 World Financial Group Insurance Agency, Inc.(CA)(100%)
                   World Financial Group Insurance Agency of Alabama,
                       Inc. (AL)(100%)
                   World Financial Group Insurance Agency of Hawaii,
                       Inc. (HI)(100%)
                   World Financial Group Insurance Agency of
                       Massachusetts, Inc. (MA)(100%)
                   World Financial Group Insurance Agency of Nevada,
                       Inc. (NV)(100%)
                   World Financial Group Insurance Agency of New
                       Mexico (NM) (100%)
                   World Financial Group Insurance Agency of
                      Wyoming, Inc. (WY) (100%)
                   WFG Property & Casualty Insurance Agency,
                      Inc. (GA)(100%)
                     WFG Property & CasualtyInsurance Agency of
                       Alabama, Inc. (AL)(100%)
                     WFG Property & Casualty Insurance Agency of
                       California, Inc. (CA)(100%)
                     WFG Property & Casualty Insurance Agency
                       of Mississippi, Inc. (MS) (100%)
                    WFG Property & CasualtyInsurance Agency of
                       Nevada, Inc. (NV)(100%)
                    WFG Property & Casualty Insurance Agency
                       of Wyoming, Inc. (WY)(100%)
          AUSA Holding Company - holding company (MD)(100%)
           AEGON USA Investment Management, Inc. - investment
             adviser  (IA) (100%)
           AEGON USA Securities, Inc. - broker-dealer (IA)(100%) Transamerica Capital, Inc. (CA)(100%)
           Universal Benefits Corporation - third party
             administrator (IA)(100%)
           Investors Warranty of America, Inc. - provider of
             automobile extended maintenance contracts (IA)(100%) Massachusetts Fidelity Trust Company - trust company
             (IA) (100%)
           Roundit, Inc. (MD)(50%)
           Long, Miller & Associates, L.L.C. (CA)(33-1/3%)
           Diversified Investment Advisors, Inc. - investment
              adviser (DE)(100%)
             Diversified Investors Securities Corp. - brokerdealer
                (DE)(100%)
             George Beram & Company, Inc. (MA)(100%)
           Creditor Resources, Inc. - credit insurance (MI)(100%)
             Premier Solutions Group, Inc. (MD)(100%)
             CRC Creditor Resources Canadian Dealer Network Inc.
               - insurance agency (Canada) (100%)
           Money Services, Inc. - financial counselingfor
               employees and agents of affiliated companies(DE)(100%)
             ORBA Insurance Services, Inc. (CA)(40.15%)
             ADB Corporation, L.LC. (DE)(100%)
             AEGON USA Travel and Conference Services, LLC
               (IA)(100%)
             Great Companies, L.L.C. (IA)(30%)
           Zahorik Company, Inc. - broker-dealer(CA)(100%)
             ZCI, Inc. (AL)(100%)
             Zahorik Texas, Inc. (TX)(100%)
           Monumental General Insurance Group, Inc. - holding company
              (MD)(100%)
             Monumental General Mass Marketing, Inc. - marketing (MD)
               (100%)
             Trip Mate Insurance Agency, Inc. (KS)(100%)
             Monumental General Administrators, Inc. (MD)(100%)
               National Association Management and Consultant
                 Services, Inc. (MD)(100%)
           AEGON Asset Management Services, Inc. (DE)(100%)
             World Group Securities, Inc. (DE)(100%)
             World Financial Group, Inc. (DE)(100%)
           InterSecurities, Inc. - broker-dealer (DE)(100%)
           Idex Investor Services, Inc. - shareholder services
             (FL)(100%)
           Idex Management, Inc. - investment adviser (DE)(100%)
           AEGON USA Realty Advisors Inc. - real estate
              investment services (IA)(100%)
             QSC Holding, Inc. (DE) (100%)
             Realty Information Systems, Inc. - information systems
               for real estate investment management (IA)(100%)
             AEGON USA Real Estate Services, Inc. (DE)(100%)

 Item 27.Number of Contract Owners

          As of October 28, 2002, 6,673 nonqualified contracts and 21,181 qualified contracts were in force.

Item 28.Indemnification
         Provisions exist under the Ohio General Corporation Law, the Second Amended Articles of Incorporation of Western Reserve and the Amended Code of Regulations of Western Reserve whereby Western Reserve may indemnify certain persons against certain payments incurred by such persons. The following excerpts contain the substance of these provisions.

                    Ohio General Corporation Law

         Section 1701.13  Authority of corporation.

   (E)(1) A corporation may indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party, to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative, other than an action by or in the right of the corporation, by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorneys' fees, judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful.

    (2) A corporation may indemnify or agree to indemnify any person who was or is a party, or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation, domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, except that no indemnification shall be made in respect of any of the following:

      (a) Any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the corporation unless, and only to the extent that the court of common pleas, or the court in which such action or suit was brought determines upon application that, despite the
adjudication   of   liability,  but  in  view   of   all   the
circumstances  of  the  case,  such  person  is   fairly   and
reasonably entitled to indemnity for such expenses as the court of common pleas or such other court shall deem proper;

     (b) Any action or suit in which the only liability asserted against a director is pursuant to section 1701.95 of the Revised Code.

  (3)  To  the  extent  that a director,  trustee,  officer, employee,  or  agent  has been successful  on  the  merits  or otherwise in defense of any action, suit, or proceeding referred to in divisions (E)(1) and (2) of this section, or in defense of any claim, issue, or matter therein, he shall be indemnified against expenses, including attorneys' fees, actually and reasonably incurred by him in connection therewith.

  (4) Any indemnification under divisions (E)(1) and (2) of this section, unless ordered by a court, shall be made by the corporation only as authorized in the specific case upon a determination that indemnification of the director, trustee, officer, employee, or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in divisions (E)(1) and (2) of this section. Such determination shall be made as follows:

     (a) By a majority vote of a quorum consisting of directors of the indemnifying corporation who were not and are not parties to or threatened with any such action, suit, or proceeding;

     (b) If the quorum described in division (E)(4)(a) of this section is not obtainable or if a majority vote of a quorum of disinterested directors so directs, in a written opinion by independent legal counsel other than an attorney, or a firm having associated with it an attorney, who has been retained by or who has performed services for the corporation, or any person to be indemnified within the past five years;

    (c) By the shareholders;

    (d) By the court of common pleas or the court in which such action, suit, or proceeding was brought.

    Any determination made by the disinterested directors under division (E)(4)(a) or by independent legal counsel under division (E)(4)(b) of this section shall be promptly communicated to the person who threatened or brought the action or suit by or in the right of the corporation under division (E)(2) of this section, and within ten days after receipt of such notification, such person shall have the right to petition the court of common pleas or the court in which such action or suit was brought to review the reasonableness of such determination.

    (5)(a) Unless at the time of a director's act or omission that is the subject of an action, suit or proceeding referred to in divisions (E)(1) and (2) of this section, the articles or the regulations of a corporation state by specific reference to this division that the provisions of this division do not apply to the corporation and unless the only liability asserted against a director in an action, suit, or proceeding referred to in divisions (E)(1) and (2) of this section is pursuant to section 1701.95 of the Revised Code, expenses, including attorney's fees, incurred by a director in defending the action, suit, or proceeding shall be paid by the corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding upon receipt of an undertaking by or on behalf of the director in which he agrees to do both of the following:

         (i) Repay such amount if it is proved by clear and convincing evidence in a court of competent jurisdiction that his action or failure to act involved an act or omission undertaken with deliberate intent to cause injury to the corporation or undertaken with reckless disregard for the best interests of the corporation;

         (ii) Reasonably cooperate with the corporation concerning the action, suit, or proceeding.

      (b) Expenses, including attorneys' fees incurred by a director, trustee, officer, employee, or agent in defending any  action,  suit,  or proceeding referred  to  in  divisions
(E)(1) and (2) of this section, may be paid by the corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding as authorized by the directors in the specific case upon receipt of an undertaking by or on behalf of the director, trustee, officer, employee, or agent to repay such amount, if it ultimately is determined that he is entitled to be indemnified by the corporation.

    (6) The indemnification authorized by this section shall not be exclusive of, and shall be in addition to, any other rights granted to those seeking indemnification under the articles or the regulations or any agreement, vote of shareholders or disinterested directors, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, trustee, officer, employee, or agent and shall inure to the benefit of the heirs, executors, and administrators of such a person.

    (7)  A corporation may purchase and maintain insurance  or furnish similar protection, including but not limited to trust funds, letters of credit, or self-insurance on behalf of or for any person who is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation, domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the corporation would have the power to indemnify him against such liability under this section. Insurance may be purchased from or maintained with a person in which the corporation has a financial interest.

    (8) The authority of a corporation to indemnify persons pursuant to divisions (E)(1) and (2) of this section does not limit the payment of expenses as they are incurred, indemnification, insurance, or other protection that may be provided pursuant to divisions (E)(5), (6), and (7) of this section. Divisions (E)(1) and (2) of this section do not create any obligation to repay or return payments made by the corporation pursuant to divisions (E)(5), (6), or (7).

    (9) As used in this division, references to "corporation" include all constituent corporations in a consolidation or merger and the new or surviving corporation, so that any person who is or was a director, officer, employee, or agent of such a constituent corporation, or is or was serving at the request of such constituent corporation as a director, trustee, officer, employee or agent of another corporation, domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, shall stand in the same position under this section with respect to the new or surviving corporation as he would if he had served the new or surviving corporation in the same capacity.

  Second Amended Articles of Incorporation of Western Reserve

                        ARTICLE EIGHTH

    EIGHTH: (1) The corporation may indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party, to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative, other than an action by or in the right of the corporation, by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorneys' fees, judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful.

    (2) The corporation may indemnify or agree to indemnify any person who was or is a party, or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise against expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, except that no indemnification shall be made in respect of any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the corporation unless, and only to the extent that the court of common pleas, or the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability, but in view of all the
circumstances  of  the  case,  such  person  is   fairly   and
reasonably entitled to indemnity for such expenses as the court of common pleas or such other court shall deem proper.

    (3) To the extent that a director, trustee, officer, employee, or agent has been successful on the merits or otherwise in defense of any action, suit, or proceeding referred to in sections (1) and (2) of this article, or in defense of any claim, issue, or matter therein, he shall be indemnified against expenses, including attorneys' fees, actually and reasonably incurred by him in connection therewith.

    (4) Any indemnification under sections (1) and (2) of this article, unless ordered by a court, shall be made by the corporation only as authorized in the specific case upon a determination that indemnification of the director, trustee, officer, employee, or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in sections (1) and (2) of this article. Such determination shall be made (a) by a majority vote of a quorum consisting of directors of the indemnifying corporation who were not and are not parties to or threatened with any such action, suit, or proceeding, or (b) if such a quorum is not obtainable or if a majority vote of a quorum of disinterested directors so directs, in a written opinion by independent legal counsel other than an attorney, or a firm having associated with it an attorney, who has been retained by or who has performed services for the corporation, or any person to be indemnified within the past five years, or (c) by the shareholders, or (d) by the court of common pleas or the court in which such action, suit, or proceeding was
brought.    Any   determination  made  by  the   disinterested
directors under section (4)(a) or by independent legal counsel under section (4)(b) of this article shall be promptly communicated to the person who threatened or brought the action or suit by or in the right of the corporation under section (2) of this article, and within ten days after receipt of such notification, such person shall have the right to petition the court of common pleas or the court in which such action or suit was brought to review the reasonableness of such determination.

    (5) Expenses, including attorneys' fees incurred in defending any action, suit, or proceeding referred to in sections (1) and (2) of this article, may be paid by the corporation in advance of the final disposition of such action, suit, or proceeding as authorized by the directors in the specific case upon receipt of a written undertaking by or on behalf of the director, trustee, officer, employee, or agent to repay such amount, unless it shall ultimately be determined that he is entitled to be indemnified by the corporation as authorized in this article. If a majority vote of a quorum of disinterested directors so directs by resolution, said written undertaking need not be submitted to the corporation. Such a determination that a written undertaking need not be submitted to the corporation shall in no way affect the entitlement of indemnification as authorized by this article.

    (6) The indemnification provided by this article shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under the articles or the regulations or any agreement, vote of shareholders or disinterested directors, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, trustee, officer, employee, or agent and shall inure to the benefit of the heirs, executors, and administrators of such a person.

    (7) The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise against any liability asserted against him and incurred by him in any such capacity or arising out of his status as such, whether or not the corporation would have the power to indemnify him against such liability under this section.

    (8) As used in this section, references to "the corporation" include all constituent corporations in a consolidation or merger and the new or surviving corporation, so that any person who is or was a director, officer, employee, or agent of such a constituent corporation, or is or was serving at the request of such constituent corporation as a director, trustee, officer, employee or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise shall stand in the same position under this article with respect to the new or surviving corporation as he would if he had served the new or surviving corporation in the same capacity.

    (9) The foregoing provisions of this article do not apply to any proceeding against any trustee, investment manager or other fiduciary of an employee benefit plan in such person's capacity as such, even though such person may also be an agent of this corporation. The corporation may indemnify such named fiduciaries of its employee benefit plans against all costs and expenses, judgments, fines, settlements or other amounts actually and reasonably incurred by or imposed upon said named fiduciary in connection with or arising out of any claim, demand, action, suit or proceeding in which the named fiduciary may be made a party by reason of being or having been a named fiduciary, to the same extent it indemnifies an agent of the corporation. To the extent that the corporation does not have the direct legal power to indemnify, the corporation may contract with the named fiduciaries of its employee benefit plans to indemnify them to the same extent as noted above. The corporation may purchase and maintain insurance on behalf of such named fiduciary covering any liability to the same extent that it contracts to indemnify.

        Amended Code of Regulations of Western Reserve

                           ARTICLE V

           Indemnification of Directors and Officers

    Each Director, officer and member of a committee of this Corporation, and any person who may have served at the request of this Corporation as a Director, officer or member of a committee of any other corporation in which this
Corporation owns shares of capital stock or of which this Corporation is a creditor (and his heirs, executors and administrators) shall be indemnified by the Corporation against all expenses, costs, judgments, decrees, fines or penalties as provided by, and to the extent allowed by, Article Eighth of the Corporation's Articles of Incorporation, as amended.

                    Rule 484 Undertaking

    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of Western Reserve pursuant to the foregoing provisions or otherwise, Western Reserve has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Western Reserve of expenses incurred or paid by a director, officer or controlling person of Western Reserve in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Western Reserve will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.Principal Underwriter

(a) AFSG  Securities  Corporation  ("AFSG")  is the
  Principal underwriter for the Contracts. AFSG currently serves as principal underwriter for the Retirement Builder Variable Annuity Account,
  Separate Account VA A, Separate Account VA B,
              Separate Account VA C, Separate Account VA D,
              Separate Account VA E, Separate Account VA F,
              Separate Account VA I, Separate Account VA J,
              Separate Account VL A and Legacy Builder Variable
              Life Separate Account of Transamerica Life Insurance Company; the Separate Account VA BNY, Separate Account C, AUSA Series Life Account, AUSA Series Annuity Account and AUSA Series Annuity Account B of AUSA
              Life Insurance Company, Inc.; the Separate Account I, Separate Account II, and Separate Account V of Peoples Benefit Life Insurance Company; the WRL Series Life Account, WRL Series Annuity Account, and WRL Series Annuity Account B of Western Reserve Life Assurance Co. of Ohio; Separate Account VA-2L and Transamerica Occidental Life Separate Account VUL-3 of Transamerica Occidental Life Insurance Company; and Separate
              Account VA-2LNY of Transamerica Life Insurance Company of New York.

         (b)  Directors and Officers of AFSG

                       Principal
 Name                  Business   Position and Offices with
                       Address    Underwriter
  Larry N. Norman        (1)      Director and President

  Anne M. Spaes          (1)      Director and Vice President

  Lisa A. Wachendorf     (1)      Director, Vice President and
                                  Chief Compliance Officer

  John K. Carter         (2)      Vice President

  William G. Cummings    (2)      Vice President,
                                  Treasurer and
                                  Controller

  Thomas R. Moriarty     (2)      Vice President

  Christopher G. Roetzer (2)      Vice President

  Michael V. Williams    (2)      Vice President

  Frank A. Camp          (1)      Secretary

  Priscilla I. Hechler   (2)      Assistant Vice
                                  President and Assistant
                                  Secretary

  Linda Gilmer           (1)      Assistant Treasurer

  Darin D. Smith         (1)      Vice President and
                                  Assistant Secretary

  Teresa L. Stolba       (1)      Assistant Compliance
                                  Officer

  Emily Bates            (3)      Assistant Treasurer

  Clifton W. Flenniken   (4)      Assistant Treasurer



  ______________________________________
  (1)  4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001
  (2)  570 Carillon Parkway, St. Petersburg, Florida 33716-1202
  (3)  400 West Market Street, Louisville, Kentucky 40202
  (4)  1111 North Charles Street, Baltimore, Maryland 21201

         (c)  Compensation to Principal Underwriter

                 Net
  Name of    Underwriting  Compensation  Brokerage
 Principal    Discounts      on         Commissions Commissions
Underwriter      and       Redemption
             Commissions
AFSG              0            0      $56,595,212      0
Securities                            (1)
Corporation
                  0            0      $113,821,344     0
                                      (2)

(1)  fiscal year 2001
(2)  fiscal year 2000

 Item 30. Location of Accounts and Records

          All accounts, books, or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through Western Reserve, 570 Carillon Parkway, St. Petersburg, Florida 33716.

 Item 31. Management Services

          Not Applicable

 Item 32. Undertakings

          Western Reserve hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Western Reserve.

          Registrant promises to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

          Registrant furthermore agrees to include either as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

          Registrant   agrees  to  deliver  any  Statement   of
          Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

   Item 33. Section 403(b)(11) Representation

          Registrant represents that in connection with its offering of Contracts as funding vehicles for
          retirement   plans  meeting  the  requirements   of
          Section 403(b) of the Internal Revenue Code of 1986, Registrant is relying on the no-action letter issued by the Office of Insurance Products and
          Legal    Compliance,   Division    of    Investment
          Management,  to  the  American  Council   of   Life
          Insurance dated November 28, 1988 (Ref. No. IP-688), and that the provisions of paragraphs (1) (4) thereof have been complied with.

          Texas ORP Representation

          The Registrant intends to offer Contracts to participants in the Texas Optional Retirement Program. In connection with that offering, the Registrant is relying on Rule 6c-7 under the Investment Company Act of 1940 and is complying with, or shall comply with, paragraphs (a) - (d) of that Rule.


                 SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Post Effective Amendment No. 5 to its Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of St. Petersburg, State of Florida, on this 31st day of October, 2002.

                             WRL SERIES ANNUITY ACCOUNT
                             (Registrant)


                             By:  /s/ Michael W. Kirby________
                                Michael W. Kirby,  Chairman of
                                the Board and Chief Executive
                                Officer of Western Reserve Life
                                Assurance Co. of Ohio */

                             WESTERN RESERVE LIFE ASSURANCE CO.
                             OF OHIO
                             (Depositor)

                             By:  /s/ Michael W. Kirby

                                 Michael W. Kirby, Chairman of
                                 the Board and Chief Executive
                                 Officer */


    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 5 to this Registration
Statement has been signed below by the following persons in the capacities and on the dates indicated:


Signature                Title                   Date
/s/ Michael  W. Kirby  Chairman of the Board   October 31, 2002
Michael W. Kirby */    and Chief Executive
                       Officer

/s/Jerome C. Vahl      Director and President  October 31, 2002
Jerome C. Vahl */


/s/Kevin Bachmann      Director and Vice       October 31, 2002
Kevin Bachmann */      President


/s/Brenda K. Clancy    Director and Vice       October 31, 2002
Brenda K. Clancy */    President


/s/Paul Raeburn       Director and Vice        October 31, 2002
Paul Raeburn */       President


/s/Alan M. Yaeger     Executive Vice           October 31, 2002
Alan M. Yaeger        President, Actuary
                      and Chief Financial
                      Officer


/s/Allan J. Hamilton  Vice President,          October 31, 2002
Allan J. Hamilton     Treasurer and Controller


*/s/ John K. Carter
Signed by  John K. Carter
As Attorney-in-Fact


                         EXHIBIT INDEX

Exhibit No.         Description of Exhibit
24(b)(13)           Powers of Attorney

EX-99.A4


                       Exhibit 24(b)(13)

                      Powers of Attorney

                    POWER OF ATTORNEY




      KNOW ALL MEN BY THESE PRESENTS, that the undersigned hereby makes, constitutes and appoints WILLIAM H. GEIGER, PRISCILLA I. HECHLER, THOMAS E. PIERPAN, and JOHN K. CARTER, and each of them severally, his true and lawful attorneys and agents in his name, place and stead and on his behalf (a) to sign and cause to be filed registration statements of WRL Series Life Account, WRL Series Annuity Account, WRL Series Annuity Account B and/or WRL Series Life Corporate Account under the Securities Act of 1933 and the Investment Company Act of 1940, as amended, and all amendments, consents and exhibits thereto; (b) to withdraw such statements or any amendments or exhibits and make requests for acceleration in connection therewith; (c) to take all other action of whatever kind or nature in connection with such registration statements which said attorneys may deem advisable; and (d) to make, file, execute, amend and withdraw documents of every kind, and to take other action of whatever kind they may elect, for the purpose of complying with the laws of any state relating to the sale of securities of the WRL Series Life Account, WRL Series Annuity Account, WRL Series Annuity Account B and/or WRL Series Life Corporate Account, hereby ratifying and confirming all actions of any of said attorneys and agents hereunder. Said attorneys or agents may act jointly or severally, and the action of one shall bind the undersigned as fully as if two or more had acted together.




                               /s/ Brenda K. Clancy
                              Brenda K. Clancy, Director  Vice
                              President

                              June 20, 2002
                              Date

                       POWER OF ATTORNEY




      KNOW ALL MEN BY THESE PRESENTS, that the undersigned hereby makes, constitutes and appoints WILLIAM H. GEIGER, PRISCILLA I. HECHLER, THOMAS E. PIERPAN, and JOHN K. CARTER, and each of them severally, his true and lawful attorneys and agents in his name, place and stead and on his behalf (a) to sign and cause to be filed registration statements of WRL Series Life Account, WRL Series Annuity Account, WRL Series Annuity Account B and/or WRL Series Life Corporate Account under the Securities Act of 1933 and the Investment Company Act of 1940, as amended, and all amendments, consents and exhibits thereto; (b) to withdraw such statements or any amendments or exhibits and make requests for acceleration in connection therewith; (c) to take all other action of whatever kind or nature in connection with such registration statements which said attorneys may deem advisable; and (d) to make, file, execute, amend and withdraw documents of every kind, and to take other action of whatever kind they may elect, for the purpose of complying with the laws of any state relating to the sale of securities of the WRL Series Life Account, WRL Series Annuity Account, WRL Series Annuity Account B and/or WRL Series Life Corporate Account, hereby ratifying and confirming all actions of any of said attorneys and agents hereunder. Said attorneys or agents may act jointly or severally, and the action of one shall bind the undersigned as fully as if two or more had acted together.





                               /s/ Michael W. Kirby
                              Michael  W.  Kirby, Chairman  of
                              the  Board  and Chief  Executive
                              Officer

                              June 20, 2002
                              Date

                       POWER OF ATTORNEY

      KNOW ALL MEN BY THESE PRESENTS, that the undersigned hereby makes, constitutes and appoints WILLIAM H. GEIGER, PRISCILLA I. HECHLER, THOMAS E. PIERPAN, and JOHN K. CARTER, and each of them severally, his true and lawful attorneys and agents in his name, place and stead and on his behalf (a) to sign and cause to be filed registration statements of WRL Series Life Account, WRL Series Annuity Account, WRL Series Annuity Account B and/or WRL Series Life Corporate Account under the Securities Act of 1933 and the Investment Company Act of 1940, as amended, and all amendments, consents and exhibits thereto; (b) to withdraw such statements or any amendments or exhibits and make requests for acceleration in connection therewith; (c) to take all other action of whatever kind or nature in connection with such registration statements which said attorneys may deem advisable; and (d) to make, file, execute, amend and withdraw documents of every kind, and to take other action of whatever kind they may elect, for the purpose of complying with the laws of any state relating to the sale of securities of the WRL Series Life Account, WRL Series Annuity Account, WRL Series Annuity Account B and/or WRL Series Life Corporate Account, hereby ratifying and confirming all actions of any of said attorneys and agents hereunder. Said attorneys or agents may act jointly or severally, and the action of one shall bind the undersigned as fully as if two or more had acted together.



                               /s/ Kevin Bachmann
                              Kevin  Bachmann,  Director   and
                              Vice President

                              June 20, 2002
                              Date

                       POWER OF ATTORNEY



      KNOW ALL MEN BY THESE PRESENTS, that the undersigned hereby makes, constitutes and appoints WILLIAM H. GEIGER, PRISCILLA I. HECHLER, THOMAS E. PIERPAN, and JOHN K. CARTER, and each of them severally, his true and lawful attorneys and agents in his name, place and stead and on his behalf (a) to sign and cause to be filed registration statements of WRL Series Life Account, WRL Series Annuity Account, WRL Series Annuity Account B and/or WRL Series Life Corporate Account under the Securities Act of 1933 and the Investment Company Act of 1940, as amended, and all amendments, consents and exhibits thereto; (b) to withdraw such statements or any amendments or exhibits and make requests for acceleration in connection therewith; (c) to take all other action of whatever kind or nature in connection with such registration statements which said attorneys may deem advisable; and (d) to make, file, execute, amend and withdraw documents of every kind, and to take other action of whatever kind they may elect, for the purpose of complying with the laws of any state relating to the sale of securities of the WRL Series Life Account, WRL Series Annuity Account, WRL Series Annuity Account B and/or WRL Series Life Corporate Account, hereby ratifying and confirming all actions of any of said attorneys and agents hereunder. Said attorneys or agents may act jointly or severally, and the action of one shall bind the undersigned as fully as if two or more had acted together.

                               /s/ Paul Reaburn
                              Paul  Reaburn, Director and Vice
                              President

                              June 20, 2002
                              Date

                       POWER OF ATTORNEY



      KNOW ALL MEN BY THESE PRESENTS, that the undersigned hereby makes, constitutes and appoints WILLIAM H. GEIGER, PRISCILLA I. HECHLER, THOMAS E. PIERPAN, and JOHN K. CARTER, and each of them severally, his true and lawful attorneys and agents in his name, place and stead and on his behalf (a) to sign and cause to be filed registration statements of WRL Series Life Account, WRL Series Annuity Account, WRL Series Annuity Account B and/or WRL Series Life Corporate Account under the Securities Act of 1933 and the Investment Company Act of 1940, as amended, and all amendments, consents and exhibits thereto; (b) to withdraw such statements or any amendments or exhibits and make requests for acceleration in connection therewith; (c) to take all other action of whatever kind or nature in connection with such registration statements which said attorneys may deem advisable; and (d) to make, file, execute, amend and withdraw documents of every kind, and to take other action of whatever kind they may elect, for the purpose of complying with the laws of any state relating to the sale of securities of the WRL Series Life Account, WRL Series Annuity Account, WRL Series Annuity Account B and/or WRL Series Life Corporate Account, hereby ratifying and confirming all actions of any of said attorneys and agents hereunder. Said attorneys or agents may act jointly or severally, and the action of one shall bind the undersigned as fully as if two or more had acted together.



                               /s/ Jerome C. Vahl
                              Jerome  C.  Vahl,  Director  and
                              President

                              June 20, 2002
                              Date